Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Authoritative accounting literature establishes a fair value hierarchy that prioritizes the inputs used to measure fair value based on observable and unobservable data. The hierarchy categorizes the inputs into three levels, with the highest priority given to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority given to unobservable inputs (Level 3). The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The levels of the hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities. An active market for the asset is defined as a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Plan’s Level 1 measurements consist of registered investment companies (mutual funds) and common stock.
Level 2 — Inputs other than quoted prices included in Level 1 that are either directly or indirectly observable for the asset as of the reporting date. These inputs are derived principally from, or corroborated by, observable market data. Currently, the Plan has no assets recorded at fair value that would qualify for Level 2 reporting.
Level 3 — Unobservable inputs that are supported by little, if any, market activity and are significant to the fair value of the assets as of the measurement date. Currently, the Plan has no assets recorded at fair value that would qualify for Level 3 reporting.

The Plan records accounts receivable and accounts payable at carrying value, which substantially approximates fair value due to the short-term nature of these assets.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$938,942,865	$—	$—	$938,942,865
Common stock	282,275,815	—	—	282,275,815
Total investments in the fair value hierarchy	$1,221,218,680	$—	$—	1,221,218,680
Investments measured at net asset value (1)				37,369,415
Investments at fair value				$1,258,588,095

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$818,292,564	$—	$—	$818,292,564
Common stock	258,032,081	—	—	258,032,081
Total investments in the fair value hierarchy	$1,076,324,645	$—	$—	1,076,324,645
Investments measured at net asset value (1)				42,368,816
Investments at fair value				$1,118,693,461

(1)Investments in our CCT that are measured at net asset value per share equivalent are not classified in the fair value hierarchy. The fair value amounts presented are intended to reconcile the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

T. Rowe Price Stable Value Common Trust Fund	$37,369,415	n/a	Daily	12 months

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

T. Rowe Price Stable Value Common Trust Fund	$42,368,816	n/a	Daily	12 months